NOTES PAYABLE, RELATED PARTY	12 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
NOTES PAYABLE, RELATED PARTY

NOTE 11 – NOTES PAYABLE, RELATED PARTY

Notes payables consist of the following:

	As of March 31,
	2024	2023
APB Loan	$-	$5,594,253
APB Revolving Note	-	1,530,569
Unamortized discount and deferred financing costs	-	(202,779)
	$-	$6,922,043

On June 15, 2022, the Company, through one of its subsidiaries, Linden Real Estate Holdings LLC (“SHRG Subsidiary”), entered into a secured real estate promissory note with American Pacific Bancorp, Inc. (“APB”), pursuant to which APB loaned the Company approximately $5.7 million (the “APB Loan”). The APB Loan would mature on June 1, 2024, bore interest at the annual rate of 8%, with interest payable in equal monthly installments of $43,897 commencing on July 1, 2022 (with the remainder due on June 1, 2024). The loan was secured by a first mortgage interest on the Company’s Lindon, Utah office building. In connection with this loan, the Company received net proceeds of $5,522,829 from APB on June 17, 2022. APB is a subsidiary of DSS. The Company paid $418,323 in principal and interest related to the loan for the twelve months ended March 31, 2023.

On August 11, 2022, the Company executed a revolving credit promissory note with APB (“the APB Revolving Note”) pursuant to which the Company had access to advances with a maximum principal balance not to exceed the principal sum of $10 million. The APB Revolving Note included origination fees of $600,000. The APB Revolving Note was collateralized by the assets of the Company, and it bore interest at the annual rate of 8%. On December 9, 2022, APB and the Company mutually agreed to limit and/or end any further commitment by APB to fund or to readvance under the terms of the APB Revolving Note to $6.0 million. As of March 31, 2023, the Company had $1.5 million outstanding under the APB Revolving Note and accrued interest of $54,384.

Effective June 30, 2023 subject to the terms of an Assignment of Limited Liability Company Interests agreement, Decentralized Sharing Systems, Inc. (“DSSI”) purchased the SHRG Subsidiary with the financial terms generally summarized as follows: (a) DSSI assumed approximately $7.24 million in SHRG liabilities (namely, all amounts due under the APB Loan and the APB Revolving Note), (b) DSSI credited SHRG approximately $240,000 towards amounts owned under the 2022 Note (the “$27.0 million loan”), and (c) DSSI acquired ownership of Linden Real Estate Holdings LLC, with its sole asset being a commercial lot and commercial building located in Lindon, Utah, subject to the assumed indebtedness.